Post-Employment Benefits (Details 3) (Stock Retirement Plan, USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stock Retirement Plan
Other
Expenses recorded	$ 67	$ 68	$ 65